Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Secured Credit Facilities - Drybulk Segment	$ 638,820	$ 716,354
Secured Credit Facilities - Tanker Segment	303,979	224,985
Term Loan B Facility - Drilling Segment	1,895,250	0
Secured Credit Facilities - Drilling Segment	890,000	1,607,500
Less: Deferred financing costs and equity component of notes	(160,046)	(162,124)
Total debt	5,568,003	4,386,715
Less: Current portion	(1,660,168)	(1,102,085)
Long-term portion	3,907,835	3,284,630
9.5% Ocean Rig Senior Unsecured Notes
Senior Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes
Senior Notes	800,000	800,000
5% Convertible Senior Unsecured Notes
5% Convertible Senior Unsecured Notes	$ 700,000	$ 700,000